Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Main Joint Ventures (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 996,947,772	$ 1,055,136,552
Non-current Assets	6,491,072,392	4,639,636,456
Current Liabilities	1,217,464,152	816,816,646
Non-current Liabilities	2,596,392,231	1,090,994,705
Cash and cash equivalents	245,171,924	419,456,026	$ 245,999,192	$ 144,261,845
Revenues	2,410,360,459	2,484,101,582	2,515,843,880
Depreciation and amortization expense	(215,187,300)	(152,684,106)	(161,660,610)
Income tax expense, continuing operations	(153,482,519)	(143,342,301)	(111,403,182)
Profit (loss)	412,847,757	523,417,911	565,271,116
Other Comprehensive Income	(53,736,400)	69,423,985	47,891,771
Comprehensive Income	359,111,357	$ 592,841,896	$ 613,162,887
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest		51.00%
Current Assets		$ 355,835
Non-current Assets		8,030,172
Current Liabilities		139,182
Cash and cash equivalents		355,446
Other fixed operating expenses	(125,182)	(8,144,855)
Other Income	3,526,179
Interest income		24,829
Profit (loss)	3,400,997	(8,193,671)
Other Comprehensive Income	0	0
Comprehensive Income	$ 3,400,997	$ (8,193,671)
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	50.00%	50.00%
Current Assets	$ 9,360,553	$ 7,793,702
Non-current Assets	11,530,788	12,036,201
Current Liabilities	235,264	440,426
Non-current Liabilities	1,708,660	1,751,963
Cash and cash equivalents	8,185,391	7,310,296
Revenues	3,003,757	2,813,493
Other fixed operating expenses	(758,607)	(525,471)
Depreciation and amortization expense	(784,364)	(782,322)
Interest income	187,601
Income tax expense, continuing operations	(349,848)	(313,709)
Profit (loss)	1,309,903	1,191,991
Other Comprehensive Income	0	0
Comprehensive Income	$ 1,309,903	$ 1,191,991